PRINCIPAL ACTIVITIES AND ORGANIZATION	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

Note 1      PRINCIPAL ACTIVITIES AND ORGANIZATION

The consolidated financial statements include the financial statements of Nocera, Inc. (“Nocera” or the “Company”) and its subsidiaries, Grand Smooth Inc. Limited (“GSI”) and Guizhou Grand Smooth Technology Ltd. (“GZ GST” or “WFOE”), and Meixin Institutional Food Development Co., Ltd. (“Meixin”) that is controlled through contractual arrangements. The Company, GSI, GZ GST and Mexin are collectively referred to as the “Company”

Nocera was incorporated in the State of Nevada on February 1, 2002 and is based in New Taipei City, Taiwan (R.O.C.). It did not engage in any operations and was dormant from its inception until its reverse merger with GSI on December 31, 2018.

Reverse Merger

Effective December 31, 2018, Nocera completed a reverse merger transaction (the “Transaction”) pursuant to an Agreement and Plan of Merger (the “Agreement”), with (i) GSI, (ii) GSI’s shareholders, Yin-Chieh Cheng and Bi Zhang, who together owned shares constituting 100% of the issued and outstanding ordinary shares of GSI (the “GSI Shares”) and (iii) GSI Acquisition Corp. Under the terms of the Agreement, the GSI Shareholders transferred to Nocera all of the GSI Shares in exchange for the issuance of 10,000,000 shares (the “Shares”) of Nocera’s common stock (the “Share Exchange”). As a result of the reverse merger, GSI became Nocera’s wholly-owned subsidiary and Yin-Chieh Cheng and Bi Zhang, the former shareholders of GSI, became Nocera’s controlling shareholders. The share exchange transaction with GSI was treated as a reverse merger, with GSI as the accounting acquirer and Nocera as the acquired party.

GSI is a limited company established under the laws and regulations of Hong Kong on August 1, 2014, and is a holding company without any operations.

GZ WFH was incorporated in Xingyi City, Guizhou Province, People’s Republic of China (“PRC”) on October 25, 2017, and is engaged in providing fish farming containers service, which integrates sales, installments, and maintenance of aquaculture equipment. The registered capital of GZ WFH is RMB$5,000,000 (equal to US$733,138).

On November 13, 2018, GSI incorporated GZ GST in PRC with registered capital of US$15,000.

Divestiture

On September 21, 2020, the Company filed a Current Report on Form 8-K outlining the lack of communication that led to the termination by Nocera of its relationship with its former variable interest entity, Guizhou Wan Feng Hu Intelligent Aquatic Technology Co. Limited (“GZ WFH”) and its management, and termination of the variable interest entity agreements between the parties.

Subsequently on October 8, 2020, Zhang Bi and GZ WFH entered into a Settlement Agreement and Release with Nocera wherein all claims as to GZ WFH’s debt (claim to shares in Nocera or GZ GST) were compromised, settled, and otherwise resolved as to any and all claims or causes of action whatsoever against Nocera for any matter, action, or representation as to Nocera, and any debt to ownership of Nocera or GZ GST up to the date of the agreement. The consideration for the agreement was mutual waiver of any and all claims against each other and GZ GST, and GZ WFH (including Zhang Bi) waived any claims to Nocera stock, meaning the 4,750,000 shares of common stock of Nocera owned by Zhang Bi were cancelled as part of the agreement. The Settlement Agreement and Release is attached hereto as Exhibit 10.8.

The VIE Agreements with XFC

On December 31, 2020, we exchanged 466,667 (post-split) shares of our restricted common stock to stockholders of Xin Feng Construction Co., Ltd., a Taiwan limited liability company (“XFC”), in exchange for 100% controlling interest in XFC. We also entered into contractual arrangements with a stockholder of XFC, that enabled us to have the power to direct the activities that most significantly affects the economic performance of XFC and receive the economic benefits of XFC that could be significant to XFC. On November 30, 2022, we entered into a Purchase of Business Agreement with Han-Chieh Shih (the “Purchaser”), in which we sold our controlling interest of XFC, to the Purchaser for a total purchase cash price of $300,000 (the “XFC Sale”). The closing of the XFC Sale occurred on November 30, 2022 and the XFC variable interest entity (“VIE”) agreements were terminated in connection with the XFC Sale.

The VIE Agreements with Meixin

On September 7, 2022, we entered into a series of contractual agreements (collectively, the “Meixin VIE Agreements”) with the majority stockholder (the “Selling Stockholder”) of Meixin Institutional Food Development Co., Ltd., a Taiwan corporation and a food processing and catering company (“Meixin”), and Meixin, of which we purchased 80% controlling interest of Meixin for $4,300,000. The Meixin VIE Agreements essentially confer control and management of Meixin as well as substantially all of the economic benefits of the Selling Stockholder in Meixin to us.

The VIE Agreements with Xinca

On January 31, 2024, we entered into a Variable Interest Entity Purchase Agreement (“Xinca Purchase Agreement”) with Zhejiang Xinca Mutual Entertainment Culture Media Co., Ltd. (“Xinca”), a domestic funded limited liability company registered in China (P.R.C). The Xinca Purchase Agreement was entered into by our wholly-owned subsidiary and foreign enterprise, Shanghai Nocera Culture Co., Ltd. (“WFOE”), through a series of contractual agreements (“VIE Agreements”), in which we exchanged 1,800,000 shares of our restricted common stock for a 100% controlling interest in Xinca. As a result, the Company has been determined to be the primary beneficiary of Xinca and Xinca became a variable interest entity (“VIE”) of the Company.

We have entered into the following contractual arrangements with stockholders of Xinca, which enable us to (1) have the power to direct the activities that most significantly affect the economic performance of Xinca, and (2) receive the economic benefits of Xinca that could be significant to Xinca. We are fully and exclusively responsible for the management of Xinca, assume all of the risk of losses of Xinca, and have the exclusive right to exercise all voting rights of Xinca’s stockholders. Therefore, in accordance with ASC 810 “Consolidation,” we are considered the primary beneficiary of Xinca and have consolidated Xinca’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

(1)Voting Rights Proxy Agreement & Power of Attorney

Zong Hui and Upward Software (Shanghai) Co., Ltd. (the “Existing Stockholders”) have irrevocably authorized us, or the individual then designated by us (the “Attorney”), to exercise, on their behalf, the following rights available to them in their capacity as stockholders of Xinca under the then-effective articles of association of Xinca (collectively, the “Powers”): (a) to propose the convening of, and attend, stockholders’ meetings in accordance with the articles of association of Xinca on behalf of the Existing Stockholders; (b) to exercise voting rights on behalf of the Existing Stockholders on all matters required to be deliberated and resolved by the stockholders’ meeting, including, without limitation, the appointment and election of the directors and other executives to be appointed and removed by the stockholders of Xinca, and the sale or transfer of all or part of the equity held by stockholders in Xinca; (c) to exercise other stockholders’ voting rights under the articles of association of Xinca (including any other stockholders’ voting rights stipulated upon an amendment to such articles of association); and (d) other voting rights that stockholders shall enjoy under the laws of the People’s Republic of China (“China”), as amended, revised, supplemented, and re-enacted, regardless of whether they take effect before or after the conclusion of this Agreement. The Existing Stockholders shall not revoke the authorization and entrustment accorded to the Attorney unless we issue a written notice requesting the replacement of the Attorney. In such event, the Existing Stockholders shall immediately appoint such other person as we designate to exercise the foregoing Powers, and such new authorization and entrustment shall supersede, immediately upon its grant, the original authorization and entrustment.

(2)Exclusive Business Cooperation Agreement

We agree to provide technical consulting and services, including management consulting services, general and financial advisory services, and various general and administrative services (collectively, the “Target Business”), to Xinca as its exclusive technical consulting and service provider in accordance with the terms set forth in this Agreement. Xinca agrees to accept the technical consulting and services provided by us. Xinca further agrees that, without our prior written consent, it shall not accept any technical consulting or services identical or similar to the Target Business from any third party during the term of this Agreement.

 (3)Equity Pledge Agreement

Under the Equity Interest Pledge Agreement between us and Zong Hui and Upward Software (Shanghai) Co., Ltd., the stockholders of Xinca have pledged all of their equity interests in Xinca to us to guarantee the performance of Xinca’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in the event that Xinca or the stockholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, we, as the pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests.

 (4)Exclusive Call Option Agreement

Xinca and its stockholders, Zong Hui and Upward Software (Shanghai) Co., Ltd., have entered into an Exclusive Call Option Agreement with us. Under this agreement, the Xinca stockholders have irrevocably granted us (or our designee) an exclusive option to purchase, to the extent permitted under the laws of China, part or all of their equity interests in Xinca. According to the Exclusive Call Option Agreement, the purchase price shall be the minimum price permitted under applicable Chinese law at the time the share transfer occurs.

The Equity Purchase Agreements with SY Culture

On April 14, 2024, we entered into a Equity Purchase Agreement with Hangzhou SY Culture Media Co. Ltd. (“SY Culture Purchase Agreement”), a domestic funded limited liability company registered in China (P.R.C). The SY Culture Purchase Agreement was entered into by our wholly-owned subsidiary and foreign enterprise, Gui Zhou Grand Smooth Technology Ltd. (“WFOE”), in which we exchanged 600,000 shares of our restricted common stock for a 100% equity in SY Culture. On June 5, 2025, we entered into a Equity Transfer Agreement with Yuechi Technology Limited (the “Purchaser”), in which we sold our controlling interest of SY Culture, to the Purchaser for a total purchase cash price of $550,000 (the “SY Culture Sale”). The closing of the SY Culture Sale occurred on June 5, 2025 and the SY Culture equity purchase agreement was terminated in connection with the SY Culture Sale.